ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Due to buyer of KAG arising from disposal of KAG (Note 3)	$ 2,162	$ 2,162
Loan payable	1,368	205
Accrued professional fee	392	494
Individual income tax payable	2,207	2,207
Others	2,501	2,682
Total	8,630	$ 7,750
Borrowed loans	$ 1,104